Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation description	Option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of grant; the vesting period of these awards range from two to five years from the grant date, and these awards generally have ten-year contractual terms.
Common stock granted	4,600,000
Shares of restricted common stock, shares		340,278
Consulting contract amount		$ 82,250
Weighted-average grant-date fair value of options granted	$ 1.29	$ 0.88
Shares issued options	566,000	1,907,000
Stock option exercised	36,000
Options terminated	306,708
Recognized expense	$ 876,295	$ 555,048
Consulting services		82,250
Restricted shares, value		$ 472,798
Unrecognized compensation cost	$ 1,129,000
Recognized over weighted-average period	1 year
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Option contained time-based vesting over period	2 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Option contained time-based vesting over period	5 years